INVESTMENT IN FINANCE LEASE (Tables)	9 Months Ended
Sep. 30, 2019
INVESTMENT IN FINANCE LEASE [Abstract]
Net Investment in Finance Lease
The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	September 30, 2019	December 31, 2018
Total minimum lease payments receivable	$10,050	$11,400
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,336)	(2,805)
Net Investment in Finance Lease	$11,941	$12,822

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of September 30, 2019.

(Dollars in thousands)
October 1 through December 31, 2019	$450
Year ending December 31,
2020	1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$10,050

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2018.

Year ending December 31,	(Dollars in thousands)
2019	$1,800
2020	1,800
2021	1,800
2022	1,800
2023	1,800
Thereafter	2,400
Future minimum rental payments under finance lease	$11,400